RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2021
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS
15. RELATED PARTY TRANSACTIONS
The Company utilizes and subleases office and lab space in Connecticut which is being leased from an unrelated landlord by 4Catalyzer Corporation, (“4C”), which is owned by a related party. The Company pays rent to 4C on a month-to-month
basis, and no lease agreement was entered into between the parties until June 2021. A total of approximately $149 and $113 was paid during 2021 and 2020, respectively.
Prior to 4Bionics executing a plan of liquidation and dissolution on April 2, 2021, certain expenses incurred at 4Bionics were allocated to its subsidiaries, including Liminal. Expenses that broadly benefited 4Bionics and its subsidiaries were allocated evenly amongst its three subsidiaries. Expenses that were incurred on behalf of the employees of each company were allocated based on each subsidiary’s relative headcount. Total proceeds allocated to Liminal upon liquidation and dissolution in 2021 were $101 and total expenses allocated to Liminal in 2020 were $64. The method used to allocate common expenses of 4Bionics to Liminal is reasonable.

In January 2018, the Company entered into a Promissory Note (the “Note”) with one of its employees (the “Borrower”) in the amount of $90. The Note bears interest at a rate equal to 1.68% per annum. In accordance with the terms of the Note, since the Borrower remained employed with the Company on the maturity date of January 11, 2022, $90 of the then outstanding principal amount and all interest accrued to that date was forgiven and Borrower is no longer required to repay the amount. Interest on the Note was payable annually in cash on the anniversary date of the Note, and as of December 31, 2021 and 2020, interest receivable in the amount of $0 and $2, respectively, are included in Prepaid expenses and other current expenses on the combined and consolidated balance sheets, and interest income of $0 and $2, respectively, were recognized as of December 31, 2021 and 2020.
The Company also made payments to 4C to prefund the acquisition of capital assets and these amounts are included in Other assets—related party on the combined and consolidated balance sheets. Such prepaid advances were $0 and $1,154 as of December 31, 2021 and 2020, respectively. During 2021, the Company wrote off $983 of such prepaid advances considered to be unrecoverable.
The Company was a party to an Amended and Restated Technology Services Agreement (the “ARTSA”), most recently amended on November 11, 2020, by and among 4C, the Company and other participant companies controlled by the Rothberg family. Under the ARTSA, the Company and the other participant companies agreed to share certain non-core
technologies, which means any technologies, information or equipment owned or otherwise controlled by the participant company that are not specifically related to the core business area of the participant and subject to certain restrictions on use. The ARTSA also provided for 4C to perform certain services for the Company and each other participant company such as monthly administrative, management and technical consulting services to the Company which are pre-funded
approximately once a quarter. The Company incurred expenses from 4C of $4,055 and $2,160 during the years ended December 31, 2021 and 2020 respectively. The amounts advanced and due from 4C at December 31, 2021 and 2020, related to operating expenses was $0 and $1,496, respectively, and is included in Due from related parties on the combined and consolidated balance sheets. There was also $1,872 and $11 of amounts due to 4C for expenses paid on their behalf. These payables are included in Due to related parties on the combined and consolidated balance sheets. On July 7, 2021, Legacy Hyperfine, Liminal and 4C entered into First Addendums to the ARTSA, pursuant to which Legacy Hyperfine and Liminal each terminated its participation under the ARTSA immediately prior to the Closing. Legacy Hyperfine and Liminal each entered into a Master Services Agreement (the “Master Services Agreements”) with 4C effective as of July 7, 2021 pursuant to which Legacy Hyperfine and Liminal may engage 4C to provide services such as general administration, facilities, information technology, financing, legal, human resources and other services, through future statements of work and under terms and conditions to be determined by the parties with respect to any services to be provided.
The ARTSA also provided for the participant companies to provide other services to each other. The Company also has transactions with other entities under common ownership, which include payments made to third parties on behalf of the Company. The amounts remaining payable at December 31, 2021 and 2020 are $110 and $124, respectively, and are included in the Due to related parties on the combined and consolidated balance sheets. In addition, the Company has transactions with these other entities under common ownership which include payments made by the Company to third parties on behalf of the other entities and the amounts remaining receivable are in the aggregate $14 at December 31, 2021 and the amounts remaining payable are in the aggregate $30 at December 31, 2020, and are reflected in the Due from related parties on the combined and consolidated balance sheets. All amounts are paid or received throughout the year within 30 days after the end of each month.

Legacy Hyperfine and Liminal entered into Technology and Services Exchange Agreements (each, a “TSEA” and collectively, the “TSEA”) with other participant companies controlled by the Rothbergs. A TSEA by and among Butterfly Network, Inc., AI Therapeutics, Inc.,
Quantum-Si
Incorporated, 4Bionics, Tesseract Health, Inc., Detect, Inc. (f/k/a Homodeus Inc.), Legacy Hyperfine and Liminal was signed in November 2020; a TSEA by and among
Quantum-Si
Incorporated, AI Therapeutics, Inc., 4Bionics, Tesseract Health, Inc., Detect, Inc., Legacy Hyperfine and Liminal was signed in February 2021 (and which Protein Evolution, Inc. joined in August 2021); and a TSEA by and among Legacy Hyperfine, Liminal, AI Therapeutics, Inc., Tesseract Health, Inc. and Detect, Inc. was signed in July 2021 and is effective upon the Closing. Under the TSEA, Legacy Hyperfine, Liminal and other participant companies may, in their discretion, permit the use of non-core
technologies, which include any technologies, information or equipment owned or otherwise controlled by the participant company that are not specifically related to the core business area of the participant, such as software, hardware, electronics, fabrication and supplier information, vendor lists and contractor lists, by other participant companies. As of December 31, 2021, the Company had transactions with other participant companies and had expenses of $11 included in Accounts payable.